Share-based compensation - 2020 Plan (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 31, 2015	Nov. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for future issuance					10,991,120	10,000,000
Number of shares repurchased under repurchase programs	9,667,230
Tranche One [Member] | Restricted Shares With 2 Years Vesting Period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares expected to vest		15,059,340
2010 share incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation costs on restricted shares		$ 18,147,328
2010 share incentive plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted				800,000
Number of restricted share vested		400,000	965,500	1,296,540
Unrecognized compensation costs on restricted shares		$ 1,031,340	$ 2,000,000
2010 share incentive plan [Member] | Tranche Two [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares expected to vest		330,000
2010 share incentive plan [Member] | Tranche Three [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares expected to vest		320,000
2010 share incentive plan [Member] | Certain Officers and Employees [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Future forfeitures rate		15.00%
Existing Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for future issuance	21,039,742
2020 Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant	31,000,000	2,685,660
Common shares reserved for future issuance	293,028
Future forfeitures rate		25.00%
Unrecognized compensation costs on restricted shares			$ 0
2020 Incentive Plan | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted		31,091,840
Number of restricted share vested		2,429,965
2020 Incentive Plan | Tranche Two [Member] | Restricted Shares With 2 Years Vesting Period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		2 years
2020 Incentive Plan | Tranche Two [Member] | Restricted Shares With 3 Years Vesting Period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted share vested		30,000
Restricted shares expected to vest		90,000
2020 Incentive Plan | Tranche Three [Member] | Restricted Shares With 3 Years Vesting Period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
2020 Incentive Plan | Tranche Three [Member] | Restricted Shares With 3 Years Vesting Period And Vesting On Second and Third Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted share vested		2,299,965
Restricted shares expected to vest		12,665,000
2020 Incentive Plan | Tranche Four [Member] | Restricted Shares With 3 Years Vesting Period And Vesting On Second and Third Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
2020 Incentive Plan | Tranche Five [Member] | Restricted Shares With 5 Years Vesting Period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted share vested		100,000
Restricted shares expected to vest		500,000
Vesting period		5 years